SHARE-BASED COMPENSATION - Share Option Award Plan (Details) shares in Millions	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Share-Based Payment Arrangements [Abstract]
Outstanding, beginning of the year (in shares) | shares	5.2	4.7
Granted (in shares) | shares	0.8	1.0
Exercised (in shares) | shares	(1.6)	(0.2)
Forfeited (in shares) | shares	(0.3)	(0.1)
Expired (in shares) | shares	(1.0)	(0.2)
Outstanding, end of the year (in shares) | shares	3.1	5.2
Exercisable, end of the year (in shares) | shares	1.4	3.0
Outstanding, beginning of the year (C$ per share)	$ 4.77	$ 4.86
Granted (C$ per share)	3.67	3.70
Exercised (C$ per share)	5.36	3.26
Forfeited (C$ per share)	3.93	3.94
Expired (C$ per share)	5.24	3.26
Outstanding, end of the year (C$ per share)	4.13	4.77
Exercisable, end of the year (C$ per share)	$ 4.57	$ 5.38
Closing foreign exchange rate (C$ per share)	1.4404